UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07223 )

Exact name of registrant as specified in charter: Putnam Classic Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Classic Equity Fund
The fund's portfolio
8/31/07 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and Defense (2.3%)
Lockheed Martin Corp.	153,900	$15,257,646

Airlines (1.0%)
AMR Corp. (NON)	284,800	6,980,448

Banking (11.1%)
Bank of America Corp.	749,700	37,994,796
National City Corp.	360,900	9,711,819
U.S. Bancorp	441,900	14,295,465
Wells Fargo & Co.	344,100	12,573,414
		74,575,494

Beverage (1.2%)
Molson Coors Brewing Co. Class B	87,000	7,783,020

Chemicals (2.9%)
Celanese Corp. (Ser. A)	211,900	7,611,448
E.I. du Pont de Nemours & Co. (S)	247,400	12,060,750
		19,672,198

Computers (1.5%)
IBM Corp. (S)	88,300	10,303,727

Conglomerates (1.1%)
Tyco International, Ltd.	163,625	7,225,680

Consumer Finance (3.8%)
Capital One Financial Corp.	197,000	12,738,020
Countrywide Financial Corp.	649,995	12,902,401
		25,640,421

Consumer Goods (3.3%)
Clorox Co.	204,500	12,229,100
Newell Rubbermaid, Inc.	395,700	10,205,103
		22,434,203

Electric Utilities (6.6%)
Edison International	338,900	17,863,419
Entergy Corp.	67,200	6,963,264
PG&E Corp.	437,900	19,486,550
		44,313,233

Electronics (2.0%)
Atmel Corp. (NON)	1,357,900	7,196,870
Motorola, Inc.	388,300	6,581,685
		13,778,555

Financial (8.1%)
Citigroup, Inc.	636,800	29,853,184
Freddie Mac	146,100	9,001,221
MGIC Investment Corp.	478,200	14,422,512
Radian Group, Inc.	52,400	924,336
		54,201,253

Health Care Services (1.6%)
Medco Health Solutions, Inc. (NON)	123,900	10,587,255

Homebuilding (1.4%)
Lennar Corp. (S)	323,800	9,153,826

Insurance (7.0%)
American International Group, Inc.	276,300	18,235,800
Berkshire Hathaway, Inc. Class B (NON)	2,220	8,635,800
Chubb Corp. (The)	144,500	7,388,285
Genworth Financial, Inc. Class A	454,530	13,172,279
		47,432,164

Investment Banking/Brokerage (5.4%)
Bear Stearns Cos., Inc. (The)	182,400	19,819,584
E*Trade Financial Corp. (NON)	320,600	4,994,948
Goldman Sachs Group, Inc. (The)	66,000	11,616,660
		36,431,192

Lodging/Tourism (3.0%)
Carnival Corp. (S)	195,100	8,894,609
Wyndham Worldwide Corp. (NON)	355,240	11,332,156
		20,226,765

Machinery (3.0%)
Caterpillar, Inc.	151,300	11,464,001
Parker-Hannifin Corp.	83,500	8,973,745
		20,437,746

Medical Technology (1.0%)
Covidien, Ltd. (Bermuda) (NON)	163,625	6,517,184

Metals (1.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	113,800	9,948,396

Oil & Gas (11.1%)
BP PLC ADR (United Kingdom) (S)	350,800	23,629,888
ConocoPhillips	301,700	24,706,213
Marathon Oil Corp.	491,400	26,481,546
		74,817,647

Pharmaceuticals (3.9%)
Pfizer, Inc.	1,058,400	26,290,656

Regional Bells (6.0%)
Qwest Communications International, Inc. (NON) (S)	1,009,800	9,037,710
Verizon Communications, Inc.	745,700	31,229,916
		40,267,626

Retail (3.0%)
Circuit City Stores-Circuit City Group (S)	501,200	5,453,056
Home Depot, Inc. (The)	174,700	6,692,757
Macy's, Inc.	247,469	7,849,717
		19,995,530

Software (1.7%)
Oracle Corp. (NON)	549,300	11,139,804

Technology Services (2.5%)
Accenture, Ltd. Class A (Bermuda)	166,700	6,869,707
Symantec Corp. (NON) (S)	530,200	9,973,062
		16,842,769

Tobacco (2.0%)
Loews Corp. - Carolina Group	174,900	13,313,388

Total common stocks (cost $650,109,233)		$665,567,826

SHORT-TERM INVESTMENTS (5.9%)(a)

	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.00% to 5.88% and
due dates ranging from September 4, 2007 to
October 16, 2007 (d)	$31,722,945	$31,649,540
Putnam Prime Money Market Fund (e)	8,056,733	8,056,733

Total short-term investments (cost $39,706,273)		$39,706,273

TOTAL INVESTMENTS

Total investments (cost $689,815,506)(b)		$705,274,099

NOTES

(a) Percentages indicated are based on net assets of $672,247,824.

(b) The aggregate identified cost on a tax basis is $694,222,933, resulting in gross unrealized appreciation and depreciation of $70,366,222 and $59,315,056, respectively, or net unrealized appreciation of $11,051,166.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2007, the value of securities loaned amounted to $30,220,657. The fund received cash collateral of $31,649,540 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $363,046 for the period ended August 31, 2007. During the period ended August 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $138,350,303 and $140,674,109, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Classic Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007